SP Funds S&P World (ex-US) ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace/Defense - 2.3%
Airbus SE - ADR	2,398	$95,200
BAE Systems PLC - ADR	759	45,950
Melrose Industries PLC	1,384	10,413
MTU Aero Engines AG - ADR	84	9,661
Safran SA - ADR	1,345	62,731
Thales SA - ADR	420	12,241
		236,196

Airlines - 0.1%
Ryanair Holdings PLC - ADR	63	8,417

Apparel - 1.5%
adidas AG - ADR	334	29,432
Burberry Group PLC - ADR	462	7,794
Hermes International SCA - ADR	330	69,673
Kering SA - ADR	672	27,686
Puma SE	42	1,715
Shenzhou International Group Holdings Ltd. - ADR	2,117	18,799
		155,099

Auto Manufacturers - 1.9%
BYD Co. Ltd. - ADR	1,209	54,308
Ferrari NV	124	43,601
Geely Automobile Holdings Ltd. - ADR	756	14,296
Great Wall Motor Co. Ltd. - ADR	504	4,990
Li Auto, Inc. - Class A(a)	3,144	42,632
NIO, Inc. - ADR(a)	3,728	20,951
Subaru Corp. - ADR	1,302	13,007
XPeng, Inc. - Class A(a)	2,929	12,121
		205,906

Auto Parts & Equipment - 0.7%
Bridgestone Corp. - ADR	1,050	22,691
Denso Corp. - ADR	2,184	34,092
Fuyao Glass Industry Group Co. Ltd. - Class H(b)	1,654	7,469
Magna International, Inc.	312	17,843
		82,095

Beverages - 0.2%
Nongfu Spring Co. Ltd. - Class H(b)	4,513	24,449

Biotechnology - 1.8%
Argenx SE - ADR(a)	63	23,972
BeiGene Ltd. - ADR(a)	168	24,903
BioNTech SE - ADR(a)	84	7,983
CSL Ltd. - ADR	960	94,204
Genmab AS - ADR(a)	714	19,714
Innovent Biologics, Inc.(a)(b)	4,013	16,171
		186,947

Building Materials - 1.7%
Anhui Conch Cement Co. Ltd. - ADR	693	6,937
Daikin Industries Ltd. - ADR	2,940	46,835
Geberit AG - ADR	342	19,749
James Hardie Industries PLC - ADR(a)	438	16,451
Kingspan Group PLC - ADR	159	13,019
NIBE INDUSTRIER AB - Class B(a)	1,579	9,588
Sika AG - ADR	1,617	44,791
Svenska Cellulosa AB SCA - Class B	620	8,524
Xinyi Glass Holdings Ltd. - ADR	357	5,883
		171,777

Chemicals - 3.1%
Air Liquide SA - ADR	2,580	96,388
Brenntag SE - ADR	651	11,510
Chr Hansen Holding AS - ADR	294	5,601
Croda International PLC - ADR	231	7,096
DSM-Firmenich AG	205	21,841
Givaudan SA - ADR	401	33,556
Nippon Paint Holdings Co. Ltd.	1,107	8,849
Nissan Chemical Corp.	84	3,403
Nitto Denko Corp. - ADR	273	11,338
Novozymes AS - ADR	147	7,487
Shin-Etsu Chemical Co. Ltd. - ADR	3,981	77,828
Sociedad Quimica y Minera de Chile SA - ADR	357	15,019
Solvay SA	152	4,200
Symrise AG - ADR	420	10,853
		314,969

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	2,016	30,623

Commercial Services - 3.3%
Adyen NV - ADR(a)	3,096	38,824
Amadeus IT Group SA - ADR	445	31,154
Brambles Ltd. - ADR	672	12,869
Bureau Veritas SA - ADR	126	6,746
Experian PLC - ADR	919	38,212
Intertek Group PLC - ADR	147	8,495
MOG Digitech Holdings Ltd.(a)	4,029	768
New Oriental Education & Technology Group, Inc. - ADR(a)	393	30,127
Recruit Holdings Co. Ltd. - ADR	8,367	65,932
RELX PLC - ADR	1,894	78,318
Secom Co. Ltd. - ADR	756	13,789
SGS SA - ADR	1,512	13,910
TOPPAN Holdings, Inc. - ADR	567	7,856
		347,000

Computers - 3.2%
Capgemini SE - ADR	765	34,134
CGI, Inc.(a)	228	25,694
Fujitsu Ltd. - ADR	858	23,239
Globant SA(a)	42	9,904
Infosys Ltd. - ADR	9,246	183,626
Nomura Research Institute Ltd. - ADR	441	13,406
Obic Co. Ltd.	85	13,220
Wipro Ltd. - ADR	3,360	19,018
WNS Holdings Ltd. - ADR(a)	105	7,282
		329,523

Cosmetics/Personal Care - 2.7%
Beiersdorf AG - ADR	399	11,723
Kao Corp. - ADR	2,016	15,886
L'Oreal SA - ADR	1,133	108,315
Shiseido Co. Ltd. - ADR	525	14,642
Unicharm Corp. - ADR	2,226	15,383
Unilever PLC - ADR	2,457	119,631
		285,580

Distribution/Wholesale - 0.1%
Toromont Industries Ltd.	87	7,668

Electric - 0.1%
Orsted AS - ADR	546	10,117

Electrical Components & Equipment - 1.2%
Legrand SA - ADR	1,334	25,880
Schneider Electric SE - ADR	2,620	102,913
		128,793

Electronics - 2.7%
ABB Ltd.	1,583	67,703
Assa Abloy AB - ADR	1,975	27,008
BYD Electronic International Co. Ltd.	2,027	6,936
Delta Electronics Thailand PCL	12,830	28,479
Halma PLC	388	10,836
Hoya Corp. - ADR	347	44,030
Kyocera Corp. - ADR	1,397	20,410
Murata Manufacturing Co. Ltd. - ADR	3,776	38,138
NIDEC CORP - ADR	2,478	23,120
Shimadzu Corp.	286	8,040
		274,700

Energy-Alternate Sources - 0.4%
Energy Absolute PCL	3,234	3,623
Vestas Wind Systems AS - ADR(a)	3,028	28,191
Xinyi Solar Holdings Ltd.	8,951	4,100
		35,914

Engineering & Construction - 0.7%
Airports of Thailand PCL	11,274	18,987
Grupo Aeroportuario del Pacifico SAB de CV - ADR	105	16,369
Grupo Aeroportuario del Sureste SAB de CV - ADR	42	12,278
Stantec, Inc.	115	9,299
WSP Global, Inc.	124	18,331
		75,264

Environmental Control - 0.4%
Waste Connections, Inc.	254	39,678

Food - 4.0%
Ajinomoto Co., Inc. - ADR	546	22,370
Bid Corp. Ltd.	1,012	24,711
Chocoladefabriken Lindt & Spruengli AG	1	12,823
Kerry Group PLC - ADR	147	13,179
Mowi ASA - ADR	420	7,577
Nestle SA - ADR	2,659	302,860
Nissin Foods Holdings Co. Ltd.	258	8,435
Orkla ASA - ADR	693	5,424
Tingyi Cayman Islands Holding Corp.	3,092	3,069
Want Want China Holdings Ltd.	8,001	4,411
Yakult Honsha Co. Ltd.	189	4,176
		409,035

Food Service - 0.5%
Compass Group PLC - ADR	1,760	49,069

Forest Products & Paper - 0.2%
Mondi PLC - ADR	171	6,190
UPM-Kymmene Oyj - ADR	462	16,706
		22,896

Gas - 0.0%(c)
ENN Energy Holdings Ltd. - ADR	168	4,978

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	84	4,286
Makita Corp. - ADR	252	6,980
Schindler Holding AG	42	10,576
Techtronic Industries Co. Ltd. - ADR	272	14,552
		36,394

Healthcare-Products - 2.8%
Alcon, Inc.	467	35,625
Cochlear Ltd. - ADR	105	10,421
Coloplast AS - ADR	1,029	11,947
EssilorLuxottica SA - ADR	561	55,067
Fisher & Paykel Healthcare Corp. Ltd.	600	8,742
FUJIFILM Holdings Corp. - ADR	378	23,871
Koninklijke Philips NV	920	19,763
Olympus Corp.	1,428	21,492
QIAGEN NV	231	10,132
Sartorius Stedim Biotech	25	6,822
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	3,339	2,140
Siemens Healthineers AG - ADR	574	15,997
Smith & Nephew PLC - ADR	378	10,595
Sonova Holding AG - ADR	244	15,634
Straumann Holding AG - ADR	945	14,459
Sysmex Corp. - ADR	273	7,445
Terumo Corp. - ADR	745	25,136
		295,288

Healthcare-Services - 1.2%
Bangkok Dusit Medical Services PCL	12,890	9,992
Bumrungrad Hospital PCL	651	4,404
Eurofins Scientific(a)	134	8,166
Genscript Biotech Corp.(a)	1,475	2,445
ICON PLC(a)	82	21,391
Lonza Group AG - ADR	819	40,099
Sonic Healthcare Ltd. - ADR	399	8,283
WuXi AppTec Co. Ltd. - Class H(b)	996	6,880
Wuxi Biologics Cayman, Inc. - ADR(a)	4,709	24,840
		126,500

Home Builders - 0.0%(c)
Sekisui Chemical Co. Ltd.	252	3,650

Home Furnishings - 0.2%
Haier Smart Home Co. Ltd. - ADR	1,596	17,955

Household Products/Wares - 0.5%
Henkel AG & Co. KGaA - ADR	315	5,390
Reckitt Benckiser Group PLC - ADR	3,528	51,209
		56,599

Internet - 5.9%
Auto Trader Group PLC - ADR	2,856	6,540
Coupang, Inc.(a)	1,134	15,876
Delivery Hero SE - ADR(a)	1,827	4,056
JD.com, Inc. - ADR	3,339	75,294
Kanzhun Ltd. - ADR	735	10,224
M3, Inc. - ADR	966	7,554
Meituan - ADR(a)	5,574	89,965
PDD Holdings, Inc. - ADR(a)	1,799	228,240
Prosus NV - ADR	7,411	43,873
Rightmove PLC - ADR	357	5,141
Shopify, Inc. - Class A(a)	1,244	100,215
Trend Micro, Inc. - ADR	84	4,838
Vipshop Holdings Ltd. - ADR(a)	588	9,343
		601,159

Iron/Steel - 1.7%
BlueScope Steel Ltd.	472	7,366
Fortescue Ltd. - ADR	836	32,328
Mineral Resources Ltd.	182	7,213
Vale SA - ADR	9,492	129,946
		176,853

Leisure Time - 0.1%
Shimano, Inc. - ADR	693	9,945

Lodging - 0.1%
H World Group Ltd. - ADR	378	12,009

Machinery-Construction & Mining - 0.7%
Epiroc AB - ADR	546	9,609
Metso Oyj	420	4,238
Mitsubishi Electric Corp. - ADR	1,050	31,079
Sandvik AB - ADR	1,086	22,719
Siemens Energy AG - ADR(a)	504	7,530
		75,175

Machinery-Diversified - 2.6%
Atlas Copco AB - ADR	1,561	21,807
Atlas Copco AB - ADR	2,575	41,227
FANUC Corp. - ADR	1,659	22,894
Hexagon AB - ADR	2,141	23,251
Keyence Corp.	195	88,819
Kone Oyj - ADR	693	17,117
Omron Corp. - ADR	189	8,524
SMC Corp. - ADR	1,221	34,090
Spirax-Sarco Engineering PLC	76	9,683
Yaskawa Electric Corp. - ADR	105	8,050
		275,462

Media - 0.7%
Informa PLC - ADR	588	11,495
Pearson PLC - ADR	588	7,185
Thomson Reuters Corp.	150	22,410
Wolters Kluwer NV - ADR	250	36,873
		77,963

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	273	5,381
Tenaris SA - ADR	189	6,012
		11,393

Mining - 4.6%
Agnico Eagle Mines Ltd.	428	21,169
Barrick Gold Corp.	1,778	27,947
BHP Group Ltd. - ADR	2,535	155,192
Boliden AB - ADR	105	5,606
Cameco Corp.	469	22,532
Franco-Nevada Corp.	195	21,230
Gold Fields Ltd. - ADR	2,373	35,120
Impala Platinum Holdings Ltd. - ADR	2,562	9,812
Norsk Hydro ASA - ADR	1,113	6,656
Northam Platinum Holdings Ltd.	992	6,727
Pilbara Minerals Ltd.	1,643	3,856
Rio Tinto Ltd.	367	32,247
Rio Tinto PLC - ADR	1,095	75,851
Sibanye Stillwater Ltd. - ADR	2,163	10,469
South32 Ltd. - ADR	840	9,106
Southern Copper Corp.	189	15,517
Wheaton Precious Metals Corp.	472	22,260
		481,297

Miscellaneous Manufacturing - 0.2%
Alfa Laval AB - ADR	210	7,707
Smiths Group PLC - ADR	294	6,115
Sunny Optical Technology Group Co. Ltd. - ADR	147	8,977
		22,799

Office-Business Equipment - 0.3%
Canon, Inc.	1,057	29,503

Oil & Gas - 1.8%
ARC Resources Ltd.	635	9,924
Canadian Natural Resources Ltd.	1,088	70,065
Imperial Oil Ltd.	168	9,751
Neste Oyj - ADR	840	14,461
PTT Exploration & Production PCL	3,786	16,007
Tourmaline Oil Corp.	416	18,100
Woodside Energy Group Ltd. - ADR	1,893	39,526
		177,834

Pharmaceuticals - 13.6%
Astellas Pharma, Inc. - ADR	1,843	21,379
AstraZeneca PLC - ADR	3,062	204,052
Chugai Pharmaceutical Co. Ltd. - ADR	1,294	23,201
CSPC Pharmaceutical Group Ltd.	21,644	15,893
Daiichi Sankyo Co. Ltd. - ADR	1,948	58,615
Dr Reddy's Laboratories Ltd. - ADR	294	21,153
Eisai Co. Ltd.	299	14,314
GSK PLC - ADR	1,932	76,198
Merck KgaA - ADR	651	21,426
Novartis AG - ADR	1,995	206,423
Novo Nordisk AS - ADR	3,176	364,414
Ono Pharmaceutical Co. Ltd. - ADR	1,512	8,936
Otsuka Holdings Co. Ltd. - ADR	1,050	20,496
Roche Holding AG	36	10,987
Roche Holding AG - ADR	5,612	197,206
Sanofi SA - ADR	2,211	110,329
Shionogi & Co. Ltd. - ADR	945	11,321
Sino Biopharmaceutical Ltd.	26,740	9,612
UCB SA - ADR	231	10,889
		1,406,844

Real Estate - 0.3%
China Resources Mixc Lifestyle Services Ltd.(b)	1,050	3,029
Daito Trust Construction Co. Ltd. - ADR	231	6,519
KE Holdings, Inc. - ADR	1,617	22,913
		32,461

Retail - 3.3%
Alibaba Health Information Technology Ltd.(a)	7,523	2,752
ANTA Sports Products Ltd. - ADR	127	26,670
Associated British Foods PLC - ADR	252	7,469
Cie Financiere Richemont SA - ADR	4,599	68,204
Clicks Group Ltd. - ADR	210	6,644
Dollarama, Inc.	314	23,190
Fast Retailing Co. Ltd. - ADR	1,977	52,371
H & M Hennes & Mauritz AB - ADR	2,352	6,529
Industria de Diseno Textil SA - ADR	2,226	47,325
JD Health International, Inc.(a)(b)	2,740	8,973
Li Ning Co. Ltd. - ADR	256	13,585
MatsukiyoCocokara & Co.	210	3,868
Moncler SpA	209	13,009
Nitori Holdings Co. Ltd. - ADR	714	9,275
Swatch Group AG - ADR	525	6,174
Topsports International Holdings Ltd.(b)	4,095	2,645
Wesfarmers Ltd. - ADR	2,249	42,987
		341,670

Semiconductors - 17.8%
Advantest Corp. - ADR	718	28,526
ASM International NV	44	24,672
ASML Holding NV	393	340,747
Disco Corp. - ADR	853	23,040
Hamamatsu Photonics KK	84	3,376
Infineon Technologies AG - ADR	1,239	45,273
Lasertec Corp. - ADR	382	19,818
Renesas Electronics Corp. - ADR(a)	2,861	23,517
Rohm Co. Ltd. - ADR	294	5,139
STMicroelectronics NV	650	28,881
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,296	1,163,037
Tokyo Electron Ltd. - ADR	900	83,692
United Microelectronics Corp. - ADR	6,023	46,437
		1,836,155

Software - 2.9%
Constellation Software, Inc.	19	52,844
Dassault Systemes SE - ADR	658	34,282
Kingdee International Software Group Co. Ltd.(a)	7,521	7,245
Sage Group PLC - ADR	257	15,741
SAP SE - ADR	993	171,888
WiseTech Global Ltd.	189	9,119
Xero Ltd.(a)	144	10,546
		301,665

Telecommunications - 2.0%
Advanced Info Service PCL	3,268	20,173
Chunghwa Telecom Co. Ltd. - ADR	992	37,278
Elisa Oyj	84	3,855
Hellenic Telecommunications Organization SA - ADR	924	6,376
Nokia Oyj - ADR	5,838	21,017
Singapore Telecommunications Ltd. - ADR	630	11,271
Swisscom AG - ADR	231	13,849
Telefonaktiebolaget LM Ericsson - ADR	3,098	17,070
Telefonica Brasil SA - ADR	693	7,152
Vodacom Group Ltd. - ADR	1,617	8,118
Xiaomi Corp. - Class B(a)(b)	39,425	62,134
		208,293

Transportation - 2.4%
Canadian National Railway Co.	574	71,653
Canadian Pacific Kansas City Ltd.	916	74,174
DSV AS - ADR	378	33,759
JD Logistics, Inc.(a)(b)	2,924	2,544
Kuehne + Nagel International AG - ADR	285	19,463
MTR Corp. Ltd.	861	2,798
SG Holdings Co. Ltd.	512	6,706
SITC International Holdings Co. Ltd.	2,084	3,167
TFI International, Inc.	83	10,977
Yamato Holdings Co. Ltd.	355	6,209
ZTO Express Cayman, Inc. - ADR	1,302	21,300
		252,750
TOTAL COMMON STOCKS (Cost $10,313,478)		10,304,309

PREFERRED STOCKS - 0.1%		Value
Iron/Steel - 0.1%
Gerdau SA - ADR	3,024	12,791
TOTAL PREFERRED STOCKS (Cost $14,587)		12,791

TOTAL INVESTMENTS - 99.3% (Cost $10,328,065)		$10,317,100
Other Assets in Excess of Liabilities - 0.7%		69,662
TOTAL NET ASSETS - 100.0%		$10,386,762

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $134,294 or 1.29% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

Allocation of Portfolio Holdings by Country as of January 31, 2024
(% of Net Assets)
Japan	$1,338,589	12.9%
Taiwan, Province Of China	1,246,752	12.0
Switzerland	1,155,932	11.1
France	877,288	8.5
United Kingdom	831,066	8.0
China	736,432	7.1
Canada	696,954	6.7
Netherlands	538,856	5.2
Denmark	481,230	4.6
Australia	464,716	4.5
Germany	354,437	3.4
Ireland	338,909	3.3
India	231,079	2.2
Sweden	206,026	2.0
Brazil	149,890	1.4
Thailand	101,665	1.0
South Africa	101,600	1.0
Spain	78,479	0.8
Finland	77,394	0.7
Hong Kong	57,471	0.6
Italy	56,610	0.5
United States	56,296	0.5
Mexico	28,647	0.3
Norway	19,657	0.2
New Zealand	19,288	0.2
Belgium	15,089	0.1
Chile	15,019	0.1
Luxembourg	14,178	0.1
Singapore	11,271	0.1
Uruguay	9,904	0.1
Greece	6,376	0.1
Other Assets in Excess of Liabilities	69,662	0.7
	$10,386,762	100.0%

Summary of Fair Value Exposure at January 31, 2024

The SP Funds S&P World ex-US ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

SP Funds S&P World ex-US ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace/Defense	236,196	–	–	236,196
Airlines	8,417	–	–	8,417
Apparel	155,099	–	–	155,099
Auto Manufacturers	205,906	–	–	205,906
Auto Parts & Equipment	82,095	–	–	82,095
Beverages	24,449	–	–	24,449
Biotechnology	186,947	–	–	186,947
Building Materials	171,777	–	–	171,777
Chemicals	314,969	–	–	314,969
Coal	30,623	–	–	30,623
Commercial Services	339,144	7,856	–	347,000
Computers	329,523	–	–	329,523
Cosmetics/Personal Care	285,580	–	–	285,580
Distribution/Wholesale	7,668	–	–	7,668
Electric	10,117	–	–	10,117
Electrical Components & Equipment	128,793	–	–	128,793
Electronics	274,700	–	–	274,700
Energy-Alternate Sources	35,914	–	–	35,914
Engineering & Construction	75,264	–	–	75,264
Environmental Control	39,678	–	–	39,678
Food	409,035	–	–	409,035
Food Service	49,069	–	–	49,069
Forest Products & Paper	22,896	–	–	22,896
Gas	4,978	–	–	4,978
Hand/Machine Tools	36,394	–	–	36,394
Healthcare-Products	295,288	–	–	295,288
Healthcare-Services	126,500	–	–	126,500
Home Builders	3,650	–	–	3,650
Home Furnishings	17,955	–	–	17,955
Household Products/Wares	56,599	–	–	56,599
Internet	601,159	–	–	601,159
Iron/Steel	176,853	–	–	176,853
Leisure Time	9,945	–	–	9,945
Lodging	12,009	–	–	12,009
Machinery-Construction & Mining	75,175	–	–	75,175
Machinery-Diversified	275,462	–	–	275,462
Media	77,963	–	–	77,963
Metal Fabricate/Hardware	11,393	–	–	11,393
Mining	481,297	–	–	481,297
Miscellaneous Manufacturing	22,799	–	–	22,799
Office-Business Equipment	29,503	–	–	29,503
Oil & Gas	177,834	–	–	177,834
Pharmaceuticals	1,406,844	–	–	1,406,844
Real Estate	32,461	–	–	32,461
Retail	341,670	–	–	341,670
Semiconductors	1,836,155	–	–	1,836,155
Software	301,665	–	–	301,665
Telecommunications	208,293	–	–	208,293
Transportation	252,750	–	–	252,750
Common Stocks - Total	$10,296,453	$7,856	$–	$10,304,309
Preferred Stocks	12,791	–	–	12,791
Total Assets	$10,309,244	$7,856	$–	$10,317,100

Refer to the Schedule of Investments for industry classifications.